Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012
Revenue:
Rents from single-family properties	$ 17,585,000	$ 184,000	$ 24,144,000	$ 280,000	$ 65,000	$ 4,540,000
Other	535,000		535,000
Total revenue	18,120,000	184,000	24,679,000	280,000	65,000	4,540,000
Expenses:
Leased single-family properties	6,859,000	90,000	9,362,000	133,000	27,000	1,744,000
Vacant single-family properties	4,391,000	96,000	6,120,000	118,000	12,000	1,846,000
General and administrative expense	811,000	1,487,000	2,436,000	1,657,000	47,000	7,199,000
Advisory fees	3,610,000		6,352,000			937,000
Interest expense			370,000
Noncash share-based compensation expense	279,000		453,000			70,000
Acquisition fees and costs expensed	2,099,000		3,489,000			869,000
Depreciation and amortization	10,879,000	77,000	13,784,000	102,000	21,000	2,111,000
Total expenses	28,928,000	1,750,000	42,366,000	2,010,000	107,000	14,776,000
Gain on remeasurement of equity method investment	10,945,000		10,945,000
Income / (loss) from continuing operations	137,000	(1,566,000)	(6,742,000)	(1,730,000)
Discontinued operations
Gain on disposition of assets	904,000		904,000
Income from discontinued operations	82,000		104,000
Total income from discontinued operations	986,000		1,008,000
Net income / (loss)	1,123,000	(1,566,000)	(5,734,000)	(1,730,000)	(42,000)	(10,236,000)
Noncontrolling interest	4,664,000		5,559,000
Conversion of preferred units	10,456,000		10,456,000
Net loss attributable to common shareholders	$ (13,997,000)	$ (1,566,000)	$ (21,749,000)	$ (1,730,000)	$ (42,000)	$ (10,236,000)
Weighted average shares outstanding-basic and diluted	95,971,706	3,301,667	72,234,717	3,301,667	3,301,667	7,225,512
Net loss per share-basic and diluted:
Loss from continuing operations	$ (0.16)	$ (0.47)	$ (0.31)	$ (0.52)
Discontinued operations	$ 0.01		$ 0.01
Net loss attributable to common shareholders per share-basic and diluted	$ (0.15)	$ (0.47)	$ (0.30)	$ (0.52)	$ (0.01)	$ (1.42)